LONG-TERM DEBT - Remaining Principal Payments and the Current and Long-term Portion of Principal (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt
2021		$ 2,773,000
Less: Unamortized debt issuance costs		85,000
Current portion of long-term debt	$ 0	2,688,396	$ 133,287
Long-term portion			$ 2,688,357